Note 24 Provisions Breakdown By Concepts (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions breakdown by concepts [Line Items]
Provisions for employee benefits	[1]	€ 2,267	€ 2,348	€ 2,571
Other long term employee benefits	[2]	332	384	435
Legal proceedings provision		805	791	696
Provisions commitments and guarantees given		725	667	770
Other provisions	[3]	293	429	452
Provisions		€ 4,422	€ 4,619	€ 4,924

[1]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
[2]	(1) It includes commitments undertaken under the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A. in 2021.
[3]	(2) Individually non-significant provisions for various concepts and corresponding to different geographical areas.